Note 46 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		€ 10,846	€ 9,163
Loans and Advances to customers		377,155	374,027
Deposits from credit institutions		32,899	31,978
Customer deposits		375,104	375,970
Debt certificates, at amortized cost		62,685	61,112
Financial guarantees given	[1]	15,526	16,454
Contingent Commitments		36,158	35,098
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and Advances to customers		1,403	1,866
Deposits from credit institutions		122	132
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions		2	2
Customer deposits		601	521
Debt certificates, at amortized cost		0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Financial guarantees given		103	78
Contingent Commitments		116	152
Other Accounts		€ 1,030	€ 1,358

[1]	(*) Non performing financial guarantees given amounted to €707 and €740 million, respectively, as of June 30, 2019 and December 31, 2018, respectively .